Depreciation, depletion and amortization	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure of depreciation and amortisation expense [text block]	Depreciation, depletion and amortization

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2023	2022	2023	2022
Total depreciation, depletion and amortization by segment
gas & low carbon energy	1,407	1,203	2,847	2,458
oil production & operations	1,370	1,371	2,697	2,800
customers & products	894	715	1,691	1,432
other businesses & corporate	252	223	488	447
	3,923	3,512	7,723	7,137
Total depreciation, depletion and amortization by geographical area
US	1,338	1,159	2,592	2,242
Non-US	2,585	2,353	5,131	4,895
	3,923	3,512	7,723	7,137